Stock Options	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

NOTE 5 – Stock options

Qualified and Non-qualified incentive stock options to employees and directors outstanding at July 31, 2017 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2017	97,392,450	$0.034
Granted	—	—
Cancelled	—	—
Exercised	—	—
Outstanding, July 31, 2017	97,392,450	$0.034

Exercisable, July 31, 2017	96,798,700	$0.034

These options had a weighted average remaining life of 3.97 years and an aggregate intrinsic value of $0 as of July 31, 2017.

Non-qualified stock options to non-employee consultants and vendors outstanding at July 31, 2017 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2017	1,453,800	$0.017
Granted	—	—
Expired	—	—
Exercised	—	—
Outstanding, July 31, 2017	1,453,800	$0.017

Exercisable, July 31, 2017	1,453,800	$0.017

These options had a weighted average remaining life of 6.68 years and an aggregate intrinsic value of $0 as of July 31, 2017.

During the six months ended July 31, 2017, we recognized $5,616 of compensation expense related to incentive and non-qualified stock options granted to officers, employees and consultants.

NOTE 10 – Share-based compensation

The 2010 Stock Option Plan was approved and adopted by the Board of Directors on August 10, 2010. The plan allows for up to 95,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2007 Stock Option Plan was approved and adopted by the Board of Directors on December 10, 2007. The plan allows for up to 2,500,000 shares to be granted to key employees and non-employee consultants after specific objectives are met. The 2004 Stock Option Plan was approved and adopted by the Board of Directors on December 27, 2004. The plan allows for up to 962,500 shares to be granted to key employees and non-employee consultants after specific objectives are met. Employees can receive incentive stock options and non-qualified stock options while non-employee consultants can receive only non-qualified stock options. The options granted vest under various provisions using graded vesting, not to exceed four years. The options granted have a term not to exceed ten years from the date of grant or five years for options granted to more than 10% stockholders. The option price set by the Plan Administration shall not be less than the fair market value per share of the common stock on the grant date or 110% of the fair market value per share of the common stock on the grant date for options granted to greater than 10% stockholders. Options remaining available for grant under the 2010 Stock Option Plan at January 31, 2017 and 2016 are 0 and 13,000,000, respectively. Options remaining available for grant under the 2007 Stock Option Plan at January 31, 2017 and 2016 are 75,000 and 50,000, respectively. Options remaining available for grant under the 2004 Stock Option Plan at January 31, 2017 and 2016 are 41,250 and 127,626.

In September 2013, there were 7,423,624 stock options granted at an exercise price of $0.0257 per share, exercisable until September 5, 2023 with a fair value net of forfeitures at grant date of $210,300. The options granted were 100% vested for directors and shall vest in 25% immediately and 25% over four years increments on a yearly basis over the next four years for employees. In order to calculate the fair value of stock options at the date of grant, we use the Black-Scholes option pricing model. The volatility used was based on our historical volatility. The expected term was determined based on the simplified method outlined in Staff Accounting Bulletin No. 110. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Remaining stock option expense to be recognized in future periods related to the award is $6,991 as of January 31, 2017.

During the year ended January 31, 2017, the Company granted 1,951,376 incentive stock options to employees and directors previously reserved under the Company’s stock option plans with an exercise price of $0.0257. The options all fully vested by September 2016 and expire in September 2023.

The following tables summarize the Company’s stock option activity during the years ended January 31, 2017 and 2016. Incentive stock options to employees and directors outstanding at January 31, 2017 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2015	85,421,374	$0.042	1.27	$-

Granted	-	-
Cancelled	-	-
Exercised	-	-
Outstanding, January 31, 2016	85,421,374	$0.042	4.81	$-

Granted	12,081,326	0.007
Cancelled	(110,250)	2.872
Exercised	-	-
Outstanding, January 31, 2017	97,392,450	$0.034	4.48	$-

Exercisable, January 31, 2017	96,798,700	$0.034	4.46	$-

In December 2015, the board of directors approved a five-year extension of 77,500,000 options expiring on August 16, 2015 to an extended expiration date of August 16, 2020. This modification resulted in a charge of $29,067 to share based compensation for the year ended January 31, 2016, representing the fair value of option extension. The options are held by four directors. The options cancelled during the year ended January 31, 2015 were a result of the options expiring. The aggregate intrinsic value is calculated based on the stock price of $0.0016 and $0.0019 per share as of January 31, 2017 and 2016, respectively.

We estimate the fair value of option awards on the grant date using the Black-Scholes valuation model. The Company uses historical volatility, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term, as its method to estimate expected volatility. The Company used the following assumptions to estimate the fair value of stock option grants to employees and non-employees:

		Expected		Risk-free
	Expected	dividend	Expected	interest	Forfeiture
Grant date	volatility	yield	term	rate	rate
June 10, 2016	142%	0%	5 years	0.87%	0%
August 11, 2016	143%	0%	5 years	1.30%	0%

Share-based compensation expense is reported in our statement of operations as follows:

	January 31, 2017	January 31, 2016
Geological and geophysical costs	$4,882	$4,728
Salaries and benefits	66,964	33,795
Investor relations	1,834	1,776
General and administrative	1,128	-
	$74,808	$40,299

At January 31, 2017, there is $6,991 of unrecognized share-based compensation for all share-based awards outstanding with a weighted average remaining period for amortization of 0.7 years.

Non-qualified stock options to non-employee consultants and vendors outstanding as of January 31, 2017 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2015	863,500	$0.316	1.67	$-
Granted	-	-
Expired	-	-
Outstanding, January 31, 2016	863,500	$0.316	2.23	$-
Granted	1,421,300	0.003
Expired	(831,500)	0.304
Outstanding, January 31, 2017	1,453,800	$0.017	7.17	$-

Exercisable, January 31, 2017	1,453,800	$0.017	7.17	$-

The aggregate intrinsic value is calculated based on the stock price of $0.0016 and $0.0019 per share for the years ended January 31, 2017 and 2016, respectively.

At January 31, 2017, there were 1,453,800 non-qualified stock options outstanding with a weighted average exercise price of $0.017 per option; of those options 1,453,800 are exercisable. At January 31, 2017, there were 97,392,450 incentive stock options outstanding with a weighted average exercise price of $0.034 per option; of those options 96,798,700 are exercisable with a weighted average exercise price of $0.034.

During the years ended January 31, 2017 and 2016, we recognized $74,808 and $40,299 of compensation expense related to incentive and non-qualified stock options previously granted to officers, employees and consultants.